Commitments and Contingencies (Details) - Schedule of minimum lease payments under these operating leases - Dec. 31, 2019	CNY (¥)	USD ($)
Schedule of minimum lease payments under these operating leases [Abstract]
2020	¥ 2,478,329	$ 355,255
2021	1,639,356	234,993
Thereafter
Total minimum payments	¥ 4,117,685	$ 590,248